OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		9 Months Ended
	May 02, 2021	Dec. 31, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Fiscal 2026 (January 1, 2026 to March 31, 2026)		$ 7,041
Fiscal 2027 (April 1, 2026 to April 29, 2027)		2,350
Total undiscounted lease payments	$ 134,766	9,391
Less: inputed interest		(141)
Ending period of lease liability		$ 9,250